Non-current assets of disposal groups classified as held for sale (Details Textual) $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 08, 2017 CLP ($)	May 31, 2017 CLP ($)	May 31, 2017 CLF ( )	Dec. 31, 2017 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )	Jan. 08, 2016 CLF ( )	Jan. 07, 2016 CLF ( )	Dec. 31, 2015 CLP ($)
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale					$ 2,780,607		$ 2,305,711				150,000
Amounts receivable, related party transactions						185,648,399,000		$ 306,000,000
Compania Pisquera de Chile SA [Member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Proportion Of Subsidiary Ownership Percentage Sold					49.00%	49.00%
Compania Pisquera de Chile SA [Member] | Chile operating segment [Member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale										20,000		$ 3,844,364
Proportion Of Subsidiary Ownership Percentage Sold											49.00%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 512,596	$ 578,958	20.000	90.000
Amounts receivable, related party transactions									2,411,832,000